Condensed Statement of Changes in Shareholders’ Deficit (Unaudited) - 12 months ended Dec. 31, 2021 - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Balance at Dec. 31, 2020	$ (9,672)
Issuance of Class B ordinary shares to Sponsor	25,000	$ 24,641			$ 359
Issuance of Class B ordinary shares to Sponsor (in Shares)					3,593,750
Sale of 7,250,000 Private Placement warrants	7,226,565	7,226,565
Fair value of public warrants, net of offering costs	4,973,703	4,973,703
Issuance of 143,750 shares to underwriters’ representative	1,437,500	1,437,486		$ 14
Issuance of 143,750 shares to underwriters’ representative (in Shares)				143,750
Accretion of Class A ordinary shares carrying value to redemption value	(17,824,049)	(13,662,395)	$ (4,161,654)
Net loss	(372,974)		(372,974)
Balance at Dec. 31, 2021	$ (4,543,927)	$ 0	$ (4,544,300)	$ 14	$ 359
Balance (in Shares) at Dec. 31, 2021				143,750	3,593,750